HIT’s Illinois Impact Investing (Since Inception – 6/30/24)
121	41	$1.7B	36.3M	22,578	$7.9B
Projects	Cities Across Illinois	Invested or Allocated	Hours of Union Construction Work	Units of Housing (69% affordable)	Total Economic Impact

City	Total Units	Affordable Units	Invested/Allocated (in MM)	TDC (in MM)
Addison	200	200	$7.24	$15.17
Aurora	512	409	$46.91	$59.42
Bensenville	153	30	$10.50	$11.55
Bloomingdale	191	127	$8.65	$23.51
Bloomington	107	107	$7.80	$8.58
Calumet City	214	181	$10.55	$28.72
Chicago	15,286	10,300	$1,215.76	$3,093.39
Cicero	249	249	$9.80	$10.78
Country Club Hills	110	98	$8.20	$18.60
Darien	91	72	$5.20	$13.99
Decatur	212	212	$21.81	$40.87
DeKalb	318	318	$8.65	$12.65
Des Plaines	128	128	$9.23	$10.85
East Moline	239	239	$18.94	$48.97
Elk Grove Village	104	93	$9.28	$16.21
Evanston	201	201	$3.40	$24.16
Hoffman Estates	121	90	$9.00	$21.04
Homewood	198	198	$8.20	$17.80
Itasca	75	75	$2.26	$2.49
Joliet	116	105	$5.61	$25.90
Lake Zurich	70	14	$4.80	$5.28
Lyons	120	108	$5.42	$12.98
Melrose Park	109	98	$7.15	$16.03
Mt. Vernon	50	50	$0.99	$5.88
Naperville	225	225	$9.71	$10.68
O'Fallon	232	-	$26.09	$28.16
Olney	120	120	$3.53	$3.88
Orland Park	200	200	$12.11	$14.25
Pekin	76	60	$5.62	$10.16
Riverdale	96	77	$1.60	$10.78
Rock Island	52	34	$1.70	$5.95
Rockford	167	167	$6.42	$10.50
Rolling Meadows	98	98	$2.70	$3.18
Roselle	295	-	$65.93	$77.10
Schaumberg	97	97	$3.05	$8.89
Skokie	93	93	$8.39	$9.87
Springfield	384	204	$16.64	$23.14
Swansea	216	-	$23.74	$26.37
Waukegan	643	128	$51.46	$60.09
Woodstock	170	153	$11.40	$21.78
Zion	240	199	$14.69	$33.56
Grand Total	22,578	15,557	$1,710.12	$3,903.16

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of June 30, 2024. Economic impact data is in 2023 dollars and all other figures are nominal.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department at 202-331-8055. Investors should read the current prospectus carefully before investing.

1227 25th Street, NW Suite 500 | Washington, DC 20037 | 202.331.8055 www.aflcio-hit.com

HIT Illinois Projects Since Inception , continued

City/Project	Total Units	Affordable Units
Addison
Bradford Court Apartments	200	200
Aurora
Alden Gardens	121	121
Alden Horizon at Waterford	98	98
Alden of Waterford	165	165
Sun Prairie at Fox Valley	128	25
Bensenville
Linden Tower / Bensenville Apartment	153	30
Bloomingdale
Bloomingdale Horizon Senior Living	91	69
Bloomingdale Young Adult Residence	48	48
Terminals Buildings	52	10
Bloomington
Alden Valley Nursing Home	107	107
Calumet City
Pathway of River Oaks	109	87
Victory Center of Calumet City	105	94
Chicago
400 Lake Shore	635	127
2101 South Michigan Apartments	250	90
30 East Adams Apartments	176	0
6900 Crandon Apartments	151	151
Alden Northmoor Nursing Center	198	198
Altgeld Family Resource Center	0
Bronzeville Senior Apartments	97	97
Circle Park Apartments	418	418
Covent Apartments	30	30
Eden Green Apartments	258	258
Edwin Berry Manor Apartments	57	56
Gateway Apartments	161	17
Grace Manor Apartments	65	65
Hazel Winthrop Apts.	30	30
Hearts United Apartments	116	23
Hearts United Phase III	53	46
Heiwa Terrace Apartments	204	204
Imani Village Senior Residences	70	70
Island Terrace Apartments A	62	56
Island Terrace Apartments B	178	161
Jackson Park Terrace	312	312
JASC Kiero Nursing Home	180	180
Kenmore Plaza Apartments	324	324
Lake Meadows Phase I, II & III	2,017	403
Lake Village East Apartments	218	218
Lakeland HIV & Nursing Center	300	300
Lakeview Towers	500	395
Lathrop Homes Phase IA	414	414
LaVergne Courts Apartments	158	32
Lawless Gardens Apartments Phase I	460	436
Lawless Gardens Apartments Phase II	284	235
Lawndale Terrace and Plaza Court Apartment	198	198
Liberty Village	104	82
Loomis Courts Apartments	126	126
Mark Twain SRO Apts.	148	148
Michigan Beach	240	48
Montclare Senior Residences @ Avalon Park, Phase II	122	109
Montclare Senior Residences of Calumet Heights	134	101
Montclare Senior Residences of Englewood	102	102
Monteclare Senior Residences II	180	162
Morningside Court Apartments	171	171
North Center Senior Housing (Martha Washington Apartment)	104	83
North Town Village	116	78
Northpoint Apartments	304	304
Paul G. Stewart Apartment III	180	180
Paul Stewart Apartments	90	18
Paul Stewart I & II	420	420
Pioneer Gardens SLF	132	132
Proloan (Chicago 1991 - 1997)	1,350	809
Rainbows End	55	11
Randolph Tower Apts	310	62
Roosevelt Independence	96	96
Roosevelt Towers - Phase I	126	126
Skyline Apartments (201 North Wells)	293	59
South Park Plaza	134	134
South Shore Beach Apartments	330	66
South Shore HHDC Apartments	126	126
The Parkways	446	446
City/Project	Total Units	Affordable Units
Chicago continued
Victory Center of Roseland SLF	124	99
Victory Centre @ South Chicago	112	112
West Town Housing Preservation	318	318
Willard Square Apartments	100	20
Wrigleyville North Apartments	120	8
Cicero
Alden Nursing Center of Cicero	249	249
Country Club Hills
Victory Center at Sierra Ridge	110	98
Darien
Myers Common Senior Housing	91	72
Decatur
Southern Hills/ Orlando	212	212
DeKalb
Amber Manor	228	228
DeKalb Heath Center	90	90
Des Plaines
Golf View Development Center	128	128
East Moline
Two Towers	239	239
Elk Grove Village
Alexian Village	104	93
Evanston
Evanston Senior Redevelopment (Walchirk Perlman Apts.)	201	201
Hoffman Estates
Poplar Creek Village	121	90
Homewood
Freedom Village	198	198
Itasca
Arbor of Itasca	75	75
Joliet
Liberty Meadows Estates Phase I	74	63
Liberty Meadows Estates, Phase II	42	42
Lake Zurich
Liberty Lakes Apartments	70	14
Lyons
Riverwalk Senior	120	108
Melrose Park
Victory Center of Melrose Park	109	98
Mt. Vernon
Mt. Vernon Senior Building	50	50
Naperville
Meadowbrook Manor	225	225
O'Fallon
Parkway Lakeside Apartments	232	0
Olney
Olney Nursing Care Center	120	120
Orland Park
Alden Nursing Center	200	200
Pekin
John M. Evans Supportive Living	76	60
Riverdale
Riverdale Manor Senior Community ILF	96	77
Rock Island
Renaissance/Goldman	52	34
Rockford
Valley View Apartments	167	167
Rolling Meadows
Meadows Residential Home	98	98
Roselle
Metro 19 Apartments	295
Schaumberg
Emerald Village	97	97
Skokie
Alden Northshore of Skokie	93	93
Springfield
Abraham Lincoln Gardens/Columbia	112	22
Columbia Tower	112	22
Homestead at Montvale	160	160
Swansea
Villas at Crystal Lake	216	0
Waukegan
Eagle Ridge Apartments	280	56
Northgate Apartments	363	72
Woodstock
Woodstock Commons	170	153
Zion
Barton Senior Residence SLF	130	117
Zion Senior Cottages	110	82